Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	EMX ROYALTY CORPORATION
Entity Central Index Key	0001285786
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity Common Stock, Shares Outstanding	110,664,190
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-35404
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 501 - 543 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1X8
City Area Code	604
Local Phone Number	688-6390
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	EMX
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
Auditor Firm ID	731
Auditor Location	Vancouver, BC, Canada
Auditor Name	Davidson & Company LLP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	215
Local Phone Number	590-9070
Contact Personnel Name	CT Corporation System